Schedule I (Details) $ in Millions	Dec. 31, 2022 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	$ 68,085
Amount at which shown on balance sheet	62,443
Total debt securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	48,357
Fair value	42,072
Amount at which shown on balance sheet	42,072
U.S. government securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	5,731
Fair value	4,724
Amount at which shown on balance sheet	4,724
Other government securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	1,719
Fair value	1,468
Amount at which shown on balance sheet	1,468
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	5,833
Fair value	5,167
Amount at which shown on balance sheet	5,167
Corporate securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	26,532
Fair value	22,905
Amount at which shown on balance sheet	22,905
Residential mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	498
Fair value	452
Amount at which shown on balance sheet	452
Commercial mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	1,813
Fair value	1,631
Amount at which shown on balance sheet	1,631
Other asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	6,231
Fair value	5,725
Amount at which shown on balance sheet	5,725
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	359
Fair value	359
Amount at which shown on balance sheet	359
Mortgage loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	11,549
Amount at which shown on balance sheet	11,549
Policy loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	4,376
Amount at which shown on balance sheet	4,376
Derivative instruments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	1,270
Amount at which shown on balance sheet	1,270
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	2,174
Amount at which shown on balance sheet	$ 2,817